Expense Example - State Street SP 500 Index Fund - Institutional Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	$ 20